Share-Based Payment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 ₪ / shares shares	Oct. 12, 2021 USD ($) shares	Dec. 31, 2020 ₪ / shares shares	Dec. 31, 2019 shares
Share-Based Payment (Details) [Line Items]
Granted options, percentage	25.00%
Option granted (in Shares)			382,000	443,800
Exercise prices for share option | ₪ / shares	₪ 82		₪ 68
2011 Option Plan [Member]
Share-Based Payment (Details) [Line Items]
Vesting description of options	Pursuant to the 2011 Plan, granted share options and RS generally vest over a four-year period following the date of the grant in 13 installments: 25% of the options vest on the first anniversary of the grant date and 6.25% options vest at the end of each quarter thereafter.
Chief Executive Officer [Member]
Share-Based Payment (Details) [Line Items]
Option granted (in Shares)		88,900
Fair value of options (in Dollars) | $		$ 47